Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Short Duration Bond ETF
FIRST QUARTER REPORT
January 31, 2025 (Unaudited)

PORTFOLIO OF INVESTMENTS
Columbia Short Duration Bond ETF
January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Short Duration Bond ETF | 2025
Asset-Backed Securities - Non-Agency   10.1%
Issue
Description
Principal
Amount ($) Value ($)
Ally Auto Receivables Trust
Class A3, Series 2023-1, 5.460%,
05/15/28 100,000 100,883
American Airlines Pass Through Trust
Series A, 3.700%, 10/01/26 96,523 93,951
BMW Vehicle Lease Trust 2024-1
Class A3, Series 2024-1, 4.980%,
03/25/27 100,000 100,489
BMW Vehicle Owner Trust 2023-A
Class A4, Series 2023-A, 5.250%,
11/26/29 125,000 126,669
Bridgecrest Lending Auto Securitization Trust
2024-1
Class D, Series 2024-1, 6.030%,
11/15/29 200,000 203,244
Capital One Prime Auto Receivables Trust
Class A4, Series 2023-1, 4.760%,
08/15/28 100,000 100,019
Carmax Auto Owner Trust
Class C, Series 2022-1, 2.200%,
11/15/27 100,000 96,978
Class A4, Series 2023-1, 4.650%,
01/16/29 175,000 175,204
Class C, Series 2024-1, 5.470%,
08/15/29 200,000 202,660
Carvana Auto Receivables Trust
Class C, Series 2022-P1, 3.300%,
04/10/28 300,000 288,287
Exeter Automobile Receivables Trust 2024-4
Class D, Series 2024-4A, 5.810%,
12/16/30 100,000 101,437
Ford Credit Auto Lease Trust
Class C, Series 2023-B, 6.430%,
04/15/27 100,000 101,829
Ford Credit Auto Owner Trust
Class A4, Series 2023-A, 4.560%,
12/15/28 150,000 149,920
Class A4, Series 2022-B, 3.930%,
08/15/27 150,000 149,188
Ford Credit Floorplan Master Owner Trust A
Class A, Series 2018-4, 4.060%,
11/15/30 200,000 195,479
GM Financial Automobile Leasing Trust
Class A4, Series 2024-1, 5.090%,
02/22/28 100,000 100,641
Gm Financial Automobile Leasing Trust 2024-2
Class A3, Series 2024-2, 5.390%,
07/20/27 125,000 126,388
GM Financial Consumer Automobile Receivables
Trust
Class A4, Series 2022-2, 3.250%,
04/17/28 150,000 147,940
Class A4, Series 2022-3, 3.710%,
12/16/27 150,000 148,615
Gm Financial Consumer Automobile Receivables
Trust 2024-3
Class A4, Series 2024-3, 5.090%,
11/16/29 100,000 101,363
Harley-Davidson Motorcycle Trust 2024-A
Class A3, Series 2024-A, 5.370%,
03/15/29 150,000 151,713
Asset-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Honda Auto Receivables 2024-4 Owner Trust
Class A3, Series 2024-4, 4.330%,
05/15/29 150,000 149,346
Honda Auto Receivables Owner Trust
Class A3, Series 2023-2, 4.930%,
11/15/27 150,000 150,654
Class A4, Series 2023-4, 5.660%,
02/21/30 250,000 255,198
Hyundai Auto Receivables Trust
Class A4, Series 2023-A, 4.480%,
07/17/28 100,000 99,815
Hyundai Auto Receivables Trust 2024-B
Class A3, Series 2024-B, 4.840%,
03/15/29 125,000 125,735
Class B, Series 2024-B, 5.040%,
09/16/30 100,000 100,514
Mercedes-Benz Auto Lease Trust 2024-A
Class A4, Series 2024-A, 5.320%,
02/15/30 225,000 228,203
Mercedes-Benz Auto Receivables Trust 2024-1
Class A3, Series 2024-1, 4.800%,
04/16/29 100,000 100,394
Nissan Auto Receivables 2024-A Owner Trust
Class A4, Series 2024-A, 5.180%,
04/15/31 175,000 177,535
Santander Drive Auto Receivables Trust
Class C, Series 2023-6, 6.400%,
03/17/31 125,000 129,328
Class C, Series 2023-1, 5.090%,
05/15/30 100,000 100,389
Santander Drive Auto Receivables Trust 2023-5
Class B, Series 2023-5, 6.160%,
12/17/29 225,000 230,067
Class C, Series 2023-5, 6.430%,
02/18/31 225,000 233,533
Santander Drive Auto Receivables Trust 2023-6
Class B, Series 2023-6, 5.980%,
04/16/29 100,000 101,974
Toyota Auto Receivables Owner Trust
Class A4, Series 2023-A, 4.420%,
08/15/28 125,000 124,614
Class A4, Series 2022-C, 3.770%,
02/15/28 250,000 247,355
Volkswagen Auto Loan Enhanced Trust
Class A4, Series 2023-2, 5.570%,
04/22/30 100,000 102,230
Volkswagen Auto Loan Enhanced Trust 2024-1
Class A3, Series 2024-1, 4.630%,
07/20/29 125,000 125,057
World Omni Auto Receivables Trust
Class A4, Series 2022-A, 1.900%,
03/15/28 150,000 145,828
World Omni Auto Receivables Trust 2024-B
Class A3, Series 2024-B, 5.270%,
09/17/29 125,000 126,415
Class A4, Series 2024-B, 5.230%,
07/15/30 100,000 101,590
World Omni Automobile Lease Securitization
Trust 2024-A
Class A3, Series 2024-A, 5.260%,
10/15/27 75,000 75,723

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2025 (Unaudited)
Columbia Short Duration Bond ETF | 2025 3
Asset-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
World Omni Select Auto Trust
Class B, Series 2023-A, 5.870%,
08/15/28 135,000 136,587
Total Asset-Backed Securities - Non-
Agency
(Cost $6,324,081) 6,330,981
Commercial Mortgage-Backed Securities - Non-Agency   9.8%
Principal
Amount ($) Value ($)
Bank
Class A2, Series 2019-BN18,
3.474%, 05/15/62 125,000 124,729
Class A2, Series 2019-BN16,
3.933%, 02/15/52 56,261 56,140
Class AS, Subordinated Series
2017-BNK9, 3.829%, 11/15/54
(a)
100,000 94,644
Class A3, Series 2018-BN12,
3.990%, 05/15/61 100,000 97,058
Bank of America Merrill Lynch Commercial
Mortgage Trust
Class A4, Series 2016-UB10,
3.170%, 07/15/49 75,000 73,371
Class A3, Series 2017-BNK3,
3.311%, 02/15/50 98,956 96,237
Bank5
Class AS, Series 2023-5YR3,
7.315%, 09/15/56
(a)
150,000 159,829
BANK5 2024-5YR10
Class A3, Series 2024-5YR10,
5.302%, 10/15/57 100,000 100,937
Bank5 2024-5yr8
Class A3, Series 2024-5YR8,
5.884%, 08/15/57 200,000 206,092
Barclays Commercial Mortgage Trust
Class A4, Series 2019-C5, 3.063%,
11/15/52 100,000 91,813
BBCMS Mortgage Trust
Class ASB, Series 2018-C2,
4.236%, 12/15/51 70,778 69,917
Class A3, Series 2023-5C23,
6.675%, 12/15/56
(a)
125,000 131,704
Class A2B, Series 2023-C19,
5.753%, 04/15/56 175,000 176,730
BBCMS Mortgage Trust 2020-C6
Class A4, Series 2020-C6, 2.639%,
02/15/53 225,000 200,148
BBCMS Mortgage Trust 2024-5c29
Class A2, Series 2024-5C29,
4.738%, 09/15/57 225,000 222,419
Class A3, Series 2024-5C29,
5.208%, 09/15/57 100,000 100,635
BBCMS Mortgage Trust 2024-C30
Class A2, Series 2024-C30,
6.128%, 11/15/57 100,000 102,853
Benchmark 2024-V7 Mortgage Trust
Class A3, Series 2024-V7, 6.228%,
05/15/56 200,000 208,448
Benchmark 2024-V8 Mortgage Trust
Class A3, Series 2024-V8, 6.189%,
07/15/57 200,000 208,439
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Cantor Commercial Real Estate Lending
Class A4, Series 2019-CF2,
2.624%, 11/15/52 121,044 109,402
Class A5, Series 2019-CF1,
3.786%, 05/15/52 100,000 94,213
CD Mortgage Trust
Class ASB, Series 2017-CD6,
3.332%, 11/13/50 53,935 52,963
Class A3, Series 2017-CD4,
3.248%, 05/10/50 138,285 133,165
CFCRE Commercial Mortgage Trust
Class A3, Series 2016-C3, 3.865%,
01/10/48 150,000 148,525
Class AM, Subordinated Series
2016-C6, 3.502%, 11/10/49
(a)
50,000 47,785
CGMS Commercial Mortgage Trust
Class A3, Series 2017-B1, 3.197%,
08/15/50 96,765 92,907
Class A4, Series 2017-B1, 3.458%,
08/15/50 125,000 120,181
Citigroup Commercial Mortgage Trust
Class A4, Series 2016-C2, 2.832%,
08/10/49 150,000 145,701
Class A3, Series 2018-C5, 3.963%,
06/10/51 170,270 164,862
Class AS, Subordinated Series
2016-P6, 4.032%, 12/10/49
(a)
100,000 92,835
Class B, Subordinated Series
2015-P1, 4.316%, 09/15/48
(a)
100,000 97,487
Class B, Series 2017-P7, 4.137%,
04/14/50
(a)
150,000 136,910
Class A2, Series 2020-GC46,
2.708%, 02/15/53 41,419 40,770
Class A4, Series 2016-P3, 3.329%,
04/15/49 100,000 97,730
COMM Mortgage Trust
Class D, Series 2015-CR26,
3.463%, 10/10/48
(a)
56,000 44,222
Class A3, Series 2017-COR2,
3.510%, 09/10/50 100,000 95,896
Class C, Series 2013-CR13,
5.093%, 11/10/46
(a)
20,887 19,362
GS Mortgage Securities Trust
Class C, Subordinated Series
2016-GS3, 3.979%, 10/10/49
(a)
75,000 69,224
JP Morgan Chase Commercial Mortgage
Securities Trust
Class A4, Series 2016-JP2,
2.822%, 08/15/49 150,000 145,633
JPMBB Commercial Mortgage Securities Trust
Class AS, Series 2016-C2, 3.484%,
06/15/49 100,000 92,607
Class B, Series 2017-C5, 4.009%,
03/15/50
(a)
150,000 126,372
JPMCC Commercial Mortgage Securities Trust
Class A3, Series 2019-COR4,
3.763%, 03/10/52 100,000 95,987
Morgan Stanley Bank of America Merrill Lynch
Trust
Class C, Subordinated Series
2016-C31, 4.255%, 11/15/49
(a)
50,000 42,727

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2025 (Unaudited)
4 Columbia Short Duration Bond ETF | 2025
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Class A5, Series 2017-C33,
3.599%, 05/15/50 195,000 189,727
Class ASB, Series 2017-C34,
3.354%, 11/15/52 48,928 48,164
Morgan Stanley Capital I
Class A3, Series 2017-HR2,
3.330%, 12/15/50 123,813 119,396
Morgan Stanley Capital I Trust
Class A4, Series 2016-UB12,
3.596%, 12/15/49 150,000 145,127
Morgan Stanley Capital I Trust 2019-H7
Class A4, Series 2019-H7, 3.261%,
07/15/52 100,000 92,509
SG Commercial Mortgage Securities Trust
Class A4, Series 2016-C5, 3.055%,
10/10/48 150,000 145,319
Wells Fargo Commercial Mortgage Trust
Class A5, Series 2017-C39,
3.418%, 09/15/50 125,000 119,401
Class C, Series 2017-C39, 4.118%,
09/15/50 100,000 90,697
Class A4, Series 2017-C41,
3.472%, 11/15/50 100,000 95,902
Class A2, Series 2020-C56,
2.498%, 06/15/53 2,128 1,994
Class ASB, Series 2021-C61,
2.525%, 11/15/54 100,000 90,586
Wells Fargo Commercial Mortgage Trust
2019-C54
Class A4, Series 2019-C54,
3.146%, 12/15/52 250,000 228,502
Total Commercial Mortgage-Backed
Securities - Non-Agency
(Cost $6,278,435) 6,196,933
Corporate Bonds   49.6%
Principal
Amount ($) Value ($)
Aerospace & Defense 1.2%
AAR Escrow Issuer LLC
6.750%, 03/15/29
(b)
50,000 51,111
Boeing Co. (The)
2.196%, 02/04/26 80,000 77,932
5.040%, 05/01/27 119,000 118,922
Howmet Aerospace, Inc.
5.900%, 02/01/27 100,000 102,059
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28 85,000 76,861
L3Harris Technologies, Inc.
4.400%, 06/15/28 40,000 39,422
Northrop Grumman Corp.
3.250%, 01/15/28 60,000 57,616
Teledyne Technologies, Inc.
1.600%, 04/01/26 40,000 38,594
TransDigm, Inc.
6.375%, 03/01/29
(b)
200,000 202,094
Total 764,611
Airlines 1.1%
American Airlines Pass Through Trust
Class A, Series 2015-1, 3.375%,
05/01/27 44,598 43,040
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Class AA, Series AA, 3.575%,
01/15/28 29,784 28,610
American Airlines, Inc.
7.250%, 02/15/28
(b)
220,000 225,131
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(b)
50,000 49,975
Delta Air Lines, Inc.
4.375%, 04/19/28 50,000 49,113
Southwest Airlines Co.
2.625%, 02/10/30 60,000 53,106
United Airlines Pass Through Trust
Class A, Series 2013-1, 4.300%,
08/15/25 42,788 42,383
United Airlines, Inc.
4.375%, 04/15/26
(b)
60,000 59,182
4.625%, 04/15/29
(b)
133,000 127,735
Total 678,275
Apartment REIT 0.1%
Essex Portfolio LP
3.000%, 01/15/30 60,000 54,600
Automotive 0.6%
Benteler International AG
10.500%, 05/15/28
(b)
50,000 53,007
Clarios Global LP / Clarios US Finance Co.
6.750%, 05/15/28
(b)
60,000 61,121
Ford Motor Credit Co. LLC
4.000%, 11/13/30 120,000 108,639
General Motors Financial Co., Inc.
5.550%, 07/15/29 50,000 50,563
Jaguar Land Rover Automotive PLC
5.875%, 01/15/28
(b)
80,000 79,627
Total 352,957
Banking 3.3%
Ally Financial, Inc.
2.200%, 11/02/28 100,000 90,046
5.750%, 11/20/25 100,000 100,418
Bank of Montreal
3.088%, (H15T5Y + 1.400%),
01/10/37
(c)
50,000 41,739
BankUnited, Inc.
5.125%, 06/11/30 120,000 116,151
Barclays PLC
4.375%, 01/12/26 200,000 199,424
Capital One Financial Corp.
Series ., 7.624%, (SOFRRATE +
3.070%), 10/30/31
(c)
60,000 66,390
Citigroup, Inc.
4.125%, 07/25/28 200,000 195,212
5.592%, 11/19/34 50,000 49,721
Citizens Financial Group, Inc.
2.850%, 07/27/26 50,000 48,547
Comerica, Inc.
4.000%, 02/01/29 90,000 85,771
Deutsche Bank AG/New York NY
6.819%, (SOFRRATE + 2.510%),
11/20/29
(c)
150,000 157,824
Discover Financial Services
4.100%, 02/09/27 100,000 98,566
Fifth Third Bancorp
5.631%, (SOFRRATE + 1.840%),
01/29/32
(c)
60,000 60,832

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2025 (Unaudited)
Columbia Short Duration Bond ETF | 2025 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Goldman Sachs Group, Inc. (The)
5.950%, 01/15/27 80,000 81,969
KeyCorp
Series MTN, 2.550%, 10/01/29 60,000 53,565
Morgan Stanley
3.950%, 04/23/27 100,000 98,279
Regions Financial Corp.
1.800%, 08/12/28 40,000 35,930
Synchrony Financial
3.950%, 12/01/27 85,000 82,362
Synovus Financial Corp.
6.168%, (SOFRRATE + 2.347%),
11/01/30
(c)
50,000 50,562
UniCredit SpA
7.296%, (USD 5 Year Swap +
4.914%), 04/02/34
(b),(c)
200,000 209,523
Webster Financial Corp.
4.100%, 03/25/29 85,000 81,195
Zions Bancorp NA
3.250%, 10/29/29 100,000 89,408
Total 2,093,434
Brokerage 0.3%
Nomura Holdings, Inc.
3.103%, 01/16/30 200,000 181,112
Brokerage/Asset Managers/Exchanges 0.1%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 50,000 45,746
Building Materials 0.5%
Martin Marietta Materials, Inc.
3.500%, 12/15/27 85,000 82,171
Masco Corp.
2.000%, 02/15/31 60,000 50,526
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28
(b)
60,000 59,505
Standard Industries, Inc.
4.750%, 01/15/28
(b)
60,000 58,338
5.000%, 02/15/27
(b)
50,000 49,295
Vulcan Materials Co.
4.950%, 12/01/29 50,000 49,981
Total 349,816
Cable and Satellite 1.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/27
(b)
190,000 186,479
6.375%, 09/01/29
(b)
116,000 116,016
Charter Communications Operating LLC / Charter Communications
Operating Capital
2.800%, 04/01/31 120,000 101,758
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(b)
150,000 148,481
Sirius XM Radio LLC
4.000%, 07/15/28
(b)
100,000 93,484
5.000%, 08/01/27
(b)
100,000 98,307
Viasat, Inc.
5.625%, 04/15/27
(b)
85,000 82,521
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(b)
50,000 47,875
Total 874,921
Chemicals 0.7%
Axalta Coating Systems LLC
3.375%, 02/15/29
(b)
60,000 55,123
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Celanese US Holdings LLC
6.415%, 07/15/27 50,000 50,931
6.580%, 07/15/29 60,000 61,626
Dow Chemical Co. (The)
2.100%, 11/15/30 60,000 51,234
DuPont de Nemours, Inc.
4.725%, 11/15/28 100,000 99,854
Nutrien Ltd.
4.200%, 04/01/29 60,000 58,358
Olin Corp.
5.125%, 09/15/27 50,000 49,467
Sherwin-Williams Co. (The)
3.450%, 06/01/27 40,000 38,964
Total 465,557
Construction Machinery 0.4%
CNH Industrial Capital LLC
5.100%, 04/20/29 50,000 50,207
Herc Holdings, Inc.
6.625%, 06/15/29
(b)
60,000 61,313
Oshkosh Corp.
4.600%, 05/15/28 50,000 49,461
United Rentals North America, Inc.
3.875%, 11/15/27 100,000 96,492
Total 257,473
Consumer Cyclical Services 0.8%
ADT Security Corp. (The)
4.125%, 08/01/29
(b)
62,000 58,080
Brink's Co. (The)
4.625%, 10/15/27
(b)
50,000 48,825
eBay, Inc.
1.400%, 05/10/26 40,000 38,415
Expedia Group, Inc.
3.250%, 02/15/30 90,000 82,988
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.250%, 12/01/27
(b)
50,000 49,544
Match Group Holdings II LLC
4.625%, 06/01/28
(b)
50,000 48,149
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(b)
100,000 94,365
Service Corp. International
5.125%, 06/01/29 60,000 58,734
Total 479,100
Consumer Products 0.6%
Clorox Co. (The)
3.100%, 10/01/27 40,000 38,435
Edgewell Personal Care Co.
4.125%, 04/01/29
(b)
50,000 46,822
Haleon US Capital LLC
3.375%, 03/24/29 60,000 56,597
Hasbro, Inc.
3.900%, 11/19/29 40,000 37,693
Newell Brands, Inc.
5.700%, 04/01/26 36,000 36,130
6.625%, 09/15/29 50,000 51,266
Tempur Sealy International, Inc.
4.000%, 04/15/29
(b)
50,000 46,560
Whirlpool Corp.
2.400%, 05/15/31 60,000 49,603
Total 363,106

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2025 (Unaudited)
6 Columbia Short Duration Bond ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Diversified Manufacturing 1.2%
Amphenol Corp.
2.200%, 09/15/31 50,000 41,989
Carrier Global Corp.
2.493%, 02/15/27 90,000 86,176
Ingersoll Rand, Inc.
5.314%, 06/15/31 100,000 100,995
Johnson Controls International PLC / Tyco Fire & Security Finance SCA
1.750%, 09/15/30 60,000 50,495
Otis Worldwide Corp.
2.565%, 02/15/30 60,000 53,552
Parker-Hannifin Corp.
3.250%, 06/14/29 50,000 46,890
Regal Rexnord Corp.
6.300%, 02/15/30 60,000 61,850
RTX Corp.
4.125%, 11/16/28 120,000 117,350
Trane Technologies Global Holding Co. Ltd.
3.750%, 08/21/28 40,000 38,664
WESCO Distribution, Inc.
6.375%, 03/15/29
(b)
75,000 76,339
Westinghouse Air Brake Technologies Corp.
4.700%, 09/15/28 60,000 59,490
Total 733,790
Electric 3.0%
American Electric Power Co., Inc.
Subordinated 3.875%, (US 5 Year
CMT T-Note + 2.675%), 02/15/62
(c)
120,000 114,150
Black Hills Corp.
3.050%, 10/15/29 100,000 91,485
Calpine Corp.
4.500%, 02/15/28
(b)
50,000 48,533
Clearway Energy Operating LLC
4.750%, 03/15/28
(b)
70,000 67,720
Cleco Corporate Holdings LLC
3.743%, 05/01/26 17,000 16,682
Dominion Energy, Inc.
Series C, 3.375%, 04/01/30 83,000 76,412
DTE Energy Co.
Series C, 3.400%, 06/15/29 60,000 56,174
Duke Energy Corp.
4.300%, 03/15/28 60,000 59,215
Edison International
6.950%, 11/15/29 60,000 59,893
Emera US Finance LP
3.550%, 06/15/26 80,000 78,532
Enel Americas SA
4.000%, 10/25/26 135,000 133,153
Eversource Energy
Series R, 1.650%, 08/15/30 100,000 83,452
FirstEnergy Corp.
Series B, 2.250%, 09/01/30 60,000 51,553
2.650%, 03/01/30 50,000 44,453
Series B, 3.900%, 07/15/27 30,000 29,307
NextEra Energy Capital Holdings, Inc.
1.875%, 01/15/27 42,000 39,792
3.550%, 05/01/27 40,000 39,031
NextEra Energy Operating Partners LP
4.500%, 09/15/27
(b)
50,000 47,447
7.250%, 01/15/29
(b)
35,000 35,247
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
NRG Energy, Inc.
5.750%, 01/15/28 50,000 50,041
5.750%, 07/15/29
(b)
50,000 49,330
Pacific Gas and Electric Co.
2.100%, 08/01/27 85,000 78,589
3.750%, 07/01/28 80,000 75,832
PG&E Corp.
5.000%, 07/01/28 50,000 48,230
PPL Capital Funding, Inc.
4.125%, 04/15/30 50,000 47,759
Public Service Enterprise Group, Inc.
5.850%, 11/15/27 60,000 61,619
Puget Energy, Inc.
2.379%, 06/15/28 50,000 45,865
Southern Co. (The)
5.500%, 03/15/29 60,000 61,233
Vistra Operations Co. LLC
5.500%, 09/01/26
(b)
205,000 204,971
Total 1,895,700
Environmental 0.2%
GFL Environmental, Inc.
5.125%, 12/15/26
(b)
100,000 99,648
Republic Services, Inc.
1.450%, 02/15/31 60,000 48,987
Total 148,635
Finance Companies 2.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/26 170,000 163,202
Air Lease Corp.
Series MTN, 2.875%, 01/15/26 80,000 78,655
Apollo Debt Solutions BDC
6.900%, 04/13/29
(b)
50,000 51,930
Ares Capital Corp.
2.150%, 07/15/26 40,000 38,386
3.875%, 01/15/26 50,000 49,502
Barings BDC, Inc.
7.000%, 02/15/29 50,000 51,374
Blackstone Private Credit Fund
4.000%, 01/15/29 60,000 56,637
Blackstone Secured Lending Fund
2.850%, 09/30/28 50,000 45,549
Blue Owl Capital Corp.
2.875%, 06/11/28 25,000 22,854
Blue Owl Credit Income Corp.
6.650%, 03/15/31 25,000 25,601
Equitable Holdings, Inc.
4.350%, 04/20/28 120,000 118,192
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/28
(b)
60,000 58,642
FS KKR Capital Corp.
6.125%, 01/15/30 25,000 24,974
GGAM Finance Ltd.
8.000%, 06/15/28
(b)
50,000 52,751
Global Aircraft Leasing Co. Ltd.
8.750%, 09/01/27
(b)
50,000 51,385
Golub Capital BDC, Inc.
6.000%, 07/15/29 60,000 60,246
Macquarie Airfinance Holdings Ltd.
8.125%, 03/30/29
(b)
30,000 31,653
Navient Corp.
5.500%, 03/15/29 100,000 95,875

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2025 (Unaudited)
Columbia Short Duration Bond ETF | 2025 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
OneMain Finance Corp.
3.500%, 01/15/27 170,000 163,447
3.875%, 09/15/28 60,000 56,040
6.625%, 05/15/29 50,000 50,793
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.875%, 10/15/26
(b)
50,000 47,695
Sixth Street Lending Partners
6.125%, 07/15/30
(b)
50,000 50,286
SLM Corp.
3.125%, 11/02/26 35,000 33,640
4.200%, 10/29/25 80,000 79,803
United Wholesale Mortgage LLC
5.500%, 11/15/25
(b)
120,000 119,855
Total 1,678,967
Food and Beverage 1.4%
Bunge Ltd. Finance Corp.
3.250%, 08/15/26 40,000 39,154
Conagra Brands, Inc.
4.850%, 11/01/28 60,000 59,681
Constellation Brands, Inc.
4.350%, 05/09/27 85,000 84,220
Flowers Foods, Inc.
2.400%, 03/15/31 50,000 42,604
General Mills, Inc.
2.875%, 04/15/30 60,000 54,245
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co. SARL
5.500%, 01/15/30 60,000 60,111
Kellanova
Series B, 7.450%, 04/01/31 50,000 55,970
Keurig Dr Pepper, Inc.
3.200%, 05/01/30 75,000 68,708
Kraft Heinz Foods Co.
4.250%, 03/01/31 60,000 57,613
Lamb Weston Holdings, Inc.
4.875%, 05/15/28
(b)
50,000 48,893
McCormick & Co., Inc.
1.850%, 02/15/31 100,000 83,314
Mondelez International, Inc.
2.750%, 04/13/30 60,000 53,891
Sysco Corp.
3.300%, 07/15/26 100,000 98,055
The Campbell's Company
2.375%, 04/24/30 60,000 52,726
Tyson Foods, Inc.
4.350%, 03/01/29 60,000 58,396
Total 917,581
Gaming 1.4%
GLP Capital LP / GLP Financing II, Inc.
5.300%, 01/15/29 40,000 39,839
5.375%, 04/15/26 40,000 40,072
International Game Technology PLC
6.250%, 01/15/27
(b)
200,000 202,607
Las Vegas Sands Corp.
6.000%, 08/15/29 50,000 50,664
Melco Resorts Finance Ltd.
Series REGS, 5.250%, 04/26/26 85,000 84,376
5.750%, 07/21/28
(b)
200,000 191,313
MGM Resorts International
6.125%, 09/15/29 50,000 50,014
VICI Properties LP
5.125%, 11/15/31 25,000 24,446
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Wynn Macau Ltd.
5.125%, 12/15/29
(b)
200,000 186,214
Total 869,545
Health Care 3.1%
AMN Healthcare, Inc.
4.625%, 10/01/27
(b)
50,000 48,419
Avantor Funding, Inc.
3.875%, 11/01/29
(b)
40,000 37,036
4.625%, 07/15/28
(b)
40,000 38,629
Baxter International, Inc.
1.915%, 02/01/27 85,000 80,453
Becton Dickinson & Co.
4.693%, 02/13/28 60,000 59,875
Cardinal Health, Inc.
3.410%, 06/15/27 60,000 58,231
Cencora, Inc.
3.450%, 12/15/27 40,000 38,630
Cigna Group (The)
3.400%, 03/01/27 85,000 82,792
4.375%, 10/15/28 50,000 49,133
CVS Health Corp.
1.300%, 08/21/27 85,000 77,515
4.300%, 03/25/28 80,000 78,102
GE HealthCare Technologies, Inc.
5.650%, 11/15/27 100,000 102,339
HCA, Inc.
3.500%, 09/01/30 60,000 54,838
5.450%, 04/01/31 94,000 94,449
IQVIA, Inc.
5.000%, 05/15/27
(b)
200,000 197,954
6.250%, 02/01/29 100,000 103,624
Laboratory Corp. of America Holdings
1.550%, 06/01/26 80,000 76,811
Medline Borrower LP
3.875%, 04/01/29
(b)
255,000 238,130
Revvity, Inc.
3.300%, 09/15/29 50,000 46,297
Solventum Corp.
5.450%, 03/13/31 110,000 110,795
Stryker Corp.
1.950%, 06/15/30 50,000 43,066
Teleflex, Inc.
4.625%, 11/15/27 50,000 49,141
Tenet Healthcare Corp.
4.250%, 06/01/29 50,000 47,253
4.375%, 01/15/30 25,000 23,381
5.125%, 11/01/27 100,000 98,861
Universal Health Services, Inc.
2.650%, 01/15/32 50,000 41,155
Total 1,976,909
Healthcare Insurance 0.5%
Centene Corp.
3.375%, 02/15/30 140,000 125,456
4.625%, 12/15/29 60,000 57,087
Elevance Health, Inc.
4.101%, 03/01/28 40,000 39,249
Humana, Inc.
1.350%, 02/03/27 85,000 79,380
Total 301,172

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2025 (Unaudited)
8 Columbia Short Duration Bond ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Healthcare REIT 0.3%
Healthcare Realty Holdings LP
3.625%, 01/15/28 85,000 81,118
Omega Healthcare Investors, Inc.
4.750%, 01/15/28 85,000 84,310
Ventas Realty LP
2.500%, 09/01/31 25,000 21,196
Welltower OP LLC
4.250%, 04/15/28 40,000 39,291
Total 225,915
Home Construction 0.2%
Century Communities, Inc.
3.875%, 08/15/29
(b)
50,000 45,475
MDC Holdings, Inc.
3.850%, 01/15/30 60,000 56,492
Total 101,967
Independent Energy 1.3%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
8.250%, 12/31/28
(b)
50,000 51,013
California Resources Corp.
8.250%, 06/15/29
(b)
60,000 61,732
Canadian Natural Resources Ltd.
3.850%, 06/01/27 44,000 43,086
Chesapeake Energy Corp.
6.750%, 04/15/29
(b)
93,000 93,961
Civitas Resources, Inc.
8.375%, 07/01/28
(b)
50,000 52,320
Coterra Energy, Inc.
4.375%, 03/15/29 85,000 82,674
Crescent Energy Finance LLC
9.250%, 02/15/28
(b)
50,000 52,340
Devon Energy Corp.
4.500%, 01/15/30 50,000 48,618
Diamondback Energy, Inc.
3.125%, 03/24/31 60,000 53,589
EQT Corp.
7.000%, 02/01/30 50,000 53,376
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, 02/01/29
(b)
65,000 63,138
Matador Resources Co.
6.875%, 04/15/28
(b)
60,000 61,078
Occidental Petroleum Corp.
7.500%, 05/01/31 60,000 65,737
Permian Resources Operating LLC
8.000%, 04/15/27
(b)
50,000 51,188
Total 833,850
Leisure 1.0%
Carnival Corp.
5.750%, 03/01/27
(b)
110,000 110,249
6.000%, 05/01/29
(b)
200,000 200,124
Live Nation Entertainment, Inc.
3.750%, 01/15/28
(b)
80,000 76,333
NCL Corp. Ltd.
8.125%, 01/15/29
(b)
50,000 53,052
Royal Caribbean Cruises Ltd.
5.375%, 07/15/27
(b)
80,000 80,017
5.500%, 04/01/28
(b)
100,000 100,343
Total 620,118
Life Insurance 0.5%
CNO Financial Group, Inc.
5.250%, 05/30/29 85,000 84,468
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Corebridge Financial, Inc.
3.850%, 04/05/29 50,000 47,706
Global Atlantic Fin Co.
4.700%, (US 5 Year CMT T-Note +
3.796%), 10/15/51
(b),(c)
50,000 48,133
Lincoln National Corp.
3.050%, 01/15/30 50,000 45,314
3.800%, 03/01/28 40,000 38,727
Sagicor Financial Co. Ltd.
5.300%, 05/13/28
(b)
50,000 48,870
Total 313,218
Lodging 0.6%
Hilton Domestic Operating Co., Inc.
3.750%, 05/01/29
(b)
129,000 120,566
5.375%, 05/01/25
(b)
53,000 52,963
Hyatt Hotels Corp.
4.375%, 09/15/28 85,000 83,057
Marriott International, Inc.
Series HH, 2.850%, 04/15/31 60,000 52,766
Travel + Leisure Co.
4.500%, 12/01/29
(b)
25,000 23,663
6.625%, 07/31/26
(b)
40,000 40,608
Total 373,623
Media and Entertainment 1.2%
Discovery Communications LLC
3.950%, 03/20/28 75,000 71,516
Gray Media, Inc.
10.500%, 07/15/29
(b)
50,000 52,319
Netflix, Inc.
6.375%, 05/15/29 120,000 127,340
News Corp.
3.875%, 05/15/29
(b)
40,000 37,355
Paramount Global
4.200%, 06/01/29 50,000 47,372
4.950%, 01/15/31 50,000 47,326
6.375%, (US 5 Year CMT T-Note +
3.999%), 03/30/62
(c)
60,000 58,535
7.875%, 07/30/30 100,000 108,929
Take-Two Interactive Software, Inc.
4.950%, 03/28/28 60,000 60,134
TEGNA, Inc.
4.625%, 03/15/28 80,000 76,572
5.000%, 09/15/29 25,000 23,481
Warnermedia Holdings, Inc.
4.054%, 03/15/29 40,000 37,551
Total 748,430
Media Cable 0.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.000%, 02/01/28
(b)
60,000 58,424
Metals and Mining 1.2%
Alcoa Nederland Holding BV
4.125%, 03/31/29
(b)
145,000 136,288
AngloGold Ashanti Holdings PLC
3.750%, 10/01/30 50,000 45,161
FMG Resources August 2006 Pty Ltd.
4.500%, 09/15/27
(b)
100,000 97,110
Freeport-McMoRan, Inc.
4.250%, 03/01/30 110,000 105,668
Mineral Resources Ltd.
8.000%, 11/01/27
(b)
50,000 51,140
9.250%, 10/01/28
(b)
100,000 105,678

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2025 (Unaudited)
Columbia Short Duration Bond ETF | 2025 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Novelis Corp.
3.250%, 11/15/26
(b)
80,000 77,320
Vale Overseas Ltd.
3.750%, 07/08/30 100,000 92,333
Yamana Gold, Inc.
2.630%, 08/15/31 40,000 33,579
Total 744,277
Midstream 3.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 06/15/29
(b)
60,000 58,640
5.750%, 01/15/28
(b)
50,000 49,858
Buckeye Partners LP
3.950%, 12/01/26 85,000 82,660
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27 40,000 40,232
Cheniere Energy Partners LP
3.250%, 01/31/32 50,000 43,355
Enbridge, Inc.
6.200%, 11/15/30 60,000 62,962
Energy Transfer LP
3.750%, 05/15/30 60,000 56,054
4.950%, 05/15/28 40,000 40,013
EnLink Midstream Partners LP
4.150%, 06/01/25 16,000 15,938
EQM Midstream Partners LP
6.500%, 07/01/27
(b)
75,000 76,554
Hess Midstream Operations LP
6.500%, 06/01/29
(b)
60,000 61,222
Kinder Morgan, Inc.
2.000%, 02/15/31 60,000 50,426
Kinetik Holdings LP
6.625%, 12/15/28
(b)
60,000 61,393
MPLX LP
2.650%, 08/15/30 60,000 52,780
National Fuel Gas Co.
3.950%, 09/15/27 40,000 38,911
NuStar Logistics LP
5.625%, 04/28/27 85,000 85,129
6.000%, 06/01/26 40,000 40,247
ONEOK, Inc.
3.100%, 03/15/30 100,000 90,758
4.000%, 07/13/27 50,000 49,104
Plains All American Pipeline LP / PAA Finance Corp.
3.800%, 09/15/30 105,000 97,702
Rockies Express Pipeline LLC
4.950%, 07/15/29
(b)
50,000 47,996
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 60,000 58,233
5.000%, 03/15/27 40,000 40,122
Sunoco LP
7.000%, 05/01/29
(b)
50,000 51,719
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/27 80,000 79,869
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.500%, 03/01/30 60,000 60,180
TC PipeLines LP
3.900%, 05/25/27 50,000 48,924
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29
(b)
50,000 46,259
Venture Global LNG, Inc.
7.000%, 01/15/30
(b)
50,000 51,122
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
8.125%, 06/01/28
(b)
120,000 125,467
9.500%, 02/01/29
(b)
60,000 66,873
Western Midstream Operating LP
4.050%, 02/01/30 80,000 75,430
Williams Cos., Inc. (The)
3.750%, 06/15/27 125,000 122,165
Total 2,028,297
Natural Gas 0.5%
Sempra
3.400%, 02/01/28 40,000 38,279
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26 200,000 202,357
Southwest Gas Corp.
5.450%, 03/23/28 80,000 81,171
Total 321,807
Office REIT 0.4%
Alexandria Real Estate Equities, Inc.
3.950%, 01/15/27 40,000 39,414
Boston Properties LP
4.500%, 12/01/28 80,000 77,889
CubeSmart LP
2.000%, 02/15/31 60,000 50,231
Piedmont Operating Partnership LP
9.250%, 07/20/28 65,000 71,425
Total 238,959
Oil Field Services 0.1%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 04/01/28
(b)
50,000 50,238
Other Financial Institutions 0.3%
Howard Hughes Corp. (The)
4.125%, 02/01/29
(b)
100,000 91,882
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, 05/15/27 100,000 96,832
6.250%, 05/15/26 24,000 23,970
Total 212,684
Other Industry 0.3%
AECOM
5.125%, 03/15/27 50,000 49,714
Dycom Industries, Inc.
4.500%, 04/15/29
(b)
50,000 47,137
Quanta Services, Inc.
2.900%, 10/01/30 50,000 44,473
Williams Scotsman, Inc.
6.625%, 06/15/29
(b)
75,000 76,893
Total 218,217
Other REIT 0.7%
Digital Realty Trust LP
4.450%, 07/15/28 40,000 39,351
EPR Properties
3.600%, 11/15/31 50,000 44,016
Extra Space Storage LP
5.900%, 01/15/31 60,000 62,055
Host Hotels & Resorts LP
Series I, 3.500%, 09/15/30 60,000 54,540
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.750%, 06/15/29
(b)
50,000 47,548
RHP Hotel Properties LP / RHP Finance Corp.
4.500%, 02/15/29
(b)
30,000 28,591
Starwood Property Trust, Inc.
7.250%, 04/01/29
(b)
110,000 113,626

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2025 (Unaudited)
10 Columbia Short Duration Bond ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
WP Carey, Inc.
2.400%, 02/01/31 50,000 42,656
Total 432,383
Other Utility 0.1%
American Water Capital Corp.
2.300%, 06/01/31 50,000 42,423
Packaging 0.7%
Amcor Finance USA, Inc.
3.625%, 04/28/26 80,000 78,801
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(b)
85,000 74,603
Avery Dennison Corp.
4.875%, 12/06/28 50,000 49,917
Ball Corp.
6.000%, 06/15/29 60,000 60,638
Berry Global, Inc.
5.800%, 06/15/31
(b)
60,000 61,623
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 40,000 39,883
Sealed Air Corp./Sealed Air Corp. US
6.125%, 02/01/28
(b)
100,000 100,927
Total 466,392
Paper 0.2%
Celulosa Arauco y Constitucion SA
3.875%, 11/02/27 85,000 82,219
Suzano Austria GmbH
3.750%, 01/15/31 60,000 53,381
Weyerhaeuser Co.
4.000%, 04/15/30 25,000 23,731
Total 159,331
Pharmaceuticals 0.9%
Amgen, Inc.
5.250%, 03/02/30 120,000 121,488
Biogen, Inc.
2.250%, 05/01/30 72,000 62,691
Gilead Sciences, Inc.
2.950%, 03/01/27 90,000 87,111
Mylan, Inc.
4.550%, 04/15/28 60,000 58,933
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(b)
200,000 189,653
Royalty Pharma PLC
2.150%, 09/02/31 50,000 41,215
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26 2,000 1,959
Total 563,050
Property & Casualty 0.5%
Aon Corp.
2.800%, 05/15/30 110,000 98,572
Assurant, Inc.
4.900%, 03/27/28 40,000 39,924
CNA Financial Corp.
3.450%, 08/15/27 85,000 82,297
Fairfax Financial Holdings Ltd.
4.850%, 04/17/28 45,000 44,713
Willis North America, Inc.
2.950%, 09/15/29 60,000 54,688
Total 320,194
Railroads 0.2%
Canadian Pacific Railway Co.
1.750%, 12/02/26 85,000 80,693
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
2.450%, 12/02/31 50,000 43,035
Total 123,728
Refining 0.6%
HF Sinclair Corp.
5.000%, 02/01/28 50,000 49,656
Marathon Petroleum Corp.
3.800%, 04/01/28 50,000 48,477
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 150,000 147,686
Phillips 66
3.900%, 03/15/28 40,000 38,967
Phillips 66 Co.
3.750%, 03/01/28 70,000 67,962
Total 352,748
Restaurants 0.5%
1011778 Bc Ulc / New Red Finance, Inc.
5.625%, 09/15/29
(b)
100,000 99,653
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28
(b)
40,000 38,183
McDonald's Corp.
Series MTN, 3.800%, 04/01/28 80,000 77,996
Starbucks Corp.
2.550%, 11/15/30 50,000 43,994
3.500%, 03/01/28 40,000 38,676
Total 298,502
Retail REIT 0.3%
Agree LP
2.000%, 06/15/28 45,000 41,001
Brixmor Operating Partnership LP
4.050%, 07/01/30 40,000 37,790
Kimco Realty OP LLC
2.250%, 12/01/31 25,000 20,838
Regency Centers LP
3.700%, 06/15/30 40,000 37,504
Store Capital LLC
4.500%, 03/15/28 80,000 77,828
Total 214,961
Retailers 1.4%
Advance Auto Parts, Inc.
3.900%, 04/15/30 60,000 54,055
AutoNation, Inc.
3.800%, 11/15/27 50,000 48,397
Bath & Body Works, Inc.
5.250%, 02/01/28 50,000 49,560
Belron UK Finance PLC
5.750%, 10/15/29
(b)
50,000 49,634
Dick's Sporting Goods, Inc.
3.150%, 01/15/32 50,000 43,841
Dollar Tree, Inc.
4.200%, 05/15/28 40,000 38,984
Genuine Parts Co.
6.500%, 11/01/28 50,000 52,439
Lowe's Cos., Inc.
3.650%, 04/05/29 85,000 81,212
O'Reilly Automotive, Inc.
3.600%, 09/01/27 80,000 77,829
Rakuten Group, Inc.
11.250%, 02/15/27
(b)
200,000 218,546
Tapestry, Inc.
5.100%, 03/11/30 50,000 49,673

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2025 (Unaudited)
Columbia Short Duration Bond ETF | 2025 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Under Armour, Inc.
3.250%, 06/15/26 60,000 58,225
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26 60,000 58,435
Total 880,830
Supermarkets 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.250%, 03/15/26
(b)
50,000 49,039
4.625%, 01/15/27
(b)
40,000 39,316
6.500%, 02/15/28
(b)
160,000 162,976
Kroger Co. (The)
4.500%, 01/15/29 40,000 39,539
Total 290,870
Technology 4.5%
Amdocs Ltd.
2.538%, 06/15/30 50,000 43,801
Autodesk, Inc.
2.400%, 12/15/31 25,000 21,121
Avnet, Inc.
4.625%, 04/15/26 40,000 39,834
Block, Inc.
2.750%, 06/01/26 50,000 48,666
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 125,000 123,093
Broadcom, Inc.
4.750%, 04/15/29 50,000 49,666
Camelot Finance SA
4.500%, 11/01/26
(b)
50,000 49,109
CDW LLC / CDW Finance Corp.
3.569%, 12/01/31 25,000 22,353
CGI, Inc.
2.300%, 09/14/31 100,000 83,589
Dell International LLC / EMC Corp.
4.900%, 10/01/26 40,000 40,060
5.300%, 10/01/29 60,000 60,574
6.020%, 06/15/26 22,000 22,304
Equifax, Inc.
3.100%, 05/15/30 60,000 54,516
Equinix, Inc.
3.200%, 11/18/29 60,000 55,339
Fair Isaac Corp.
4.000%, 06/15/28
(b)
50,000 47,632
Fidelity National Information Services, Inc.
1.150%, 03/01/26 40,000 38,531
Fiserv, Inc.
3.200%, 07/01/26 40,000 39,183
3.500%, 07/01/29 100,000 94,045
Flex Ltd.
3.750%, 02/01/26 85,000 84,006
Fortinet, Inc.
2.200%, 03/15/31 20,000 16,999
Global Payments, Inc.
1.200%, 03/01/26 63,000 60,586
Hewlett Packard Enterprise Co.
4.550%, 10/15/29 50,000 49,296
5.250%, 07/01/28 60,000 60,813
HP, Inc.
3.000%, 06/17/27 40,000 38,430
Imola Merger Corp.
4.750%, 05/15/29
(b)
80,000 76,354
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Intel Corp.
3.900%, 03/25/30 50,000 47,012
4.875%, 02/10/28 50,000 49,811
Iron Mountain, Inc.
4.875%, 09/15/27
(b)
50,000 48,995
5.000%, 07/15/28
(b)
100,000 97,465
Jabil, Inc.
3.600%, 01/15/30 50,000 46,404
Keysight Technologies, Inc.
3.000%, 10/30/29 60,000 54,882
4.600%, 04/06/27 50,000 49,804
Leidos, Inc.
2.300%, 02/15/31 50,000 42,285
Marvell Technology, Inc.
2.950%, 04/15/31 50,000 44,015
Micron Technology, Inc.
6.750%, 11/01/29 50,000 53,241
Motorola Solutions, Inc.
4.600%, 02/23/28 80,000 79,470
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.500%, 05/11/31 150,000 128,535
ON Semiconductor Corp.
3.875%, 09/01/28
(b)
60,000 56,648
Open Text Corp.
3.875%, 02/15/28
(b)
60,000 57,033
Oracle Corp.
2.650%, 07/15/26 85,000 82,582
3.250%, 11/15/27 80,000 76,909
PTC, Inc.
4.000%, 02/15/28
(b)
60,000 57,506
Roper Technologies, Inc.
2.950%, 09/15/29 50,000 45,873
Seagate HDD Cayman
4.875%, 06/01/27 60,000 59,094
TD SYNNEX Corp.
1.750%, 08/09/26 85,000 81,091
VMware LLC
1.400%, 08/15/26 85,000 80,812
3.900%, 08/21/27 40,000 39,065
Western Digital Corp.
2.850%, 02/01/29 60,000 53,844
4.750%, 02/15/26 60,000 59,653
Total 2,811,929
Tobacco 0.3%
Altria Group, Inc.
3.400%, 05/06/30 85,000 78,120
BAT Capital Corp.
2.259%, 03/25/28 75,000 69,249
3.557%, 08/15/27 33,000 32,008
Total 179,377
Transportation Services 0.3%
Cargo Aircraft Management, Inc.
4.750%, 02/01/28
(b)
50,000 49,931
FedEx Corp.
3.250%, 04/01/26 60,000 59,112
GXO Logistics, Inc.
1.650%, 07/15/26 50,000 47,696
Penske Automotive Group, Inc.
Subordinated 3.500%, 09/01/25 60,000 59,550
Total 216,289

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2025 (Unaudited)
12 Columbia Short Duration Bond ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Wireless 1.2%
American Tower Corp.
2.900%, 01/15/30 50,000 45,190
Crown Castle, Inc.
3.800%, 02/15/28 60,000 58,124
Rogers Communications, Inc.
5.000%, 02/15/29 100,000 99,481
5.250%, (US 5 Year CMT T-Note +
3.590%), 03/15/82
(b),(c)
50,000 48,959
SBA Communications Corp.
3.125%, 02/01/29 80,000 72,787
3.875%, 02/15/27 60,000 58,059
Sprint Capital Corp.
6.875%, 11/15/28 25,000 26,553
T-Mobile USA, Inc.
2.050%, 02/15/28 20,000 18,449
2.550%, 02/15/31 180,000 155,709
3.875%, 04/15/30 60,000 56,737
Vodafone Group PLC
3.250%, (US 5 Year CMT T-Note +
2.447%), 06/04/81
(c)
80,000 77,581
Zegona Finance PLC
8.625%, 07/15/29
(b)
50,000 53,521
Total 771,150
Wirelines 0.9%
AT&T, Inc.
2.750%, 06/01/31 135,000 118,019
4.350%, 03/01/29 85,000 83,385
British Telecommunications PLC
5.125%, 12/04/28 85,000 85,356
Deutsche Telekom International Finance BV
8.750%, 06/15/30 60,000 69,755
Verizon Communications, Inc.
2.100%, 03/22/28 40,000 36,914
4.125%, 03/16/27 75,000 74,230
4.329%, 09/21/28 85,000 83,837
Total 551,496
Total Corporate Bonds
(Cost $31,223,549) 31,248,684
Foreign Government Obligations
(d)
  19.5%
Principal
Amount ($) Value ($)
Brazil 1.7%
Brazilian Government International Bond
4.625%, 01/13/28 200,000 194,844
4.500%, 05/30/29 500,000 474,581
3.875%, 06/12/30 220,000 197,468
Petrobras Global Finance BV
5.999%, 01/27/28 200,000 202,529
Total 1,069,422
Chile 0.3%
Corp Nacional del Cobre de Chile
3.150%, 01/14/30 200,000 178,245
China 0.6%
CFAMC III Co. Ltd.
Series EMTN, 4.250%, 11/07/27 200,000 194,144
China Cinda Finance 2017 I Ltd.
Series EMTN, 4.750%, 02/08/28 200,000 197,795
Total 391,939
Colombia 1.7%
Foreign Government Obligations
(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Colombia Government International Bond
4.500%, 03/15/29 300,000 279,438
3.000%, 01/30/30 200,000 167,738
Ecopetrol SA
6.875%, 04/29/30 250,000 245,857
8.625%, 01/19/29 350,000 371,161
Total 1,064,194
Dominican Republic 1.3%
Dominican Republic International Bond
Series REGS, 5.500%, 02/22/29 150,000 146,844
Series REGS, 5.950%, 01/25/27 272,000 272,276
Series REGS, 4.500%, 01/30/30 400,000 370,064
Total 789,184
Hungary 0.9%
Hungary Government International Bond
Series REGS, 5.250%, 06/16/29 400,000 395,572
Magyar Export-Import Bank Zrt
Series REGS, 6.125%, 12/04/27 200,000 201,992
Total 597,564
India 0.3%
Export-Import Bank of India
Series REGS, 3.875%, 02/01/28 200,000 193,894
Indonesia 1.7%
Indonesia Government International Bond
4.100%, 04/24/28 255,000 249,567
Series REGS, 4.750%, 01/08/26 200,000 200,633
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.400%, 03/01/28 255,000 252,122
Series REGS, 4.450%, 02/20/29 200,000 196,316
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
Series REGS, 5.450%, 05/21/28 200,000 201,931
Total 1,100,569
Israel 0.3%
Israel Electric Corp. Ltd.
Series GMTN, 4.250%, 08/14/28
(b)
200,000 191,693
Jordan 0.6%
Jordan Government International Bond
Series REGS, 5.850%, 07/07/30 400,000 369,709
Kazakhstan 0.3%
KazMunayGas National Co. JSC
Series REGS, 5.375%, 04/24/30 200,000 195,143
Kuwait 0.3%
EQUATE Petrochemical Co. KSC
Series REGS, 4.250%, 11/03/26 200,000 196,240
Mexico 2.5%
Comision Federal de Electricidad
Series REGS, 4.688%, 05/15/29 200,000 187,974
Mexico Government International Bond
3.750%, 01/11/28 255,000 243,946
4.500%, 04/22/29 400,000 383,785
3.250%, 04/16/30 635,000 560,335
5.000%, 05/07/29 200,000 194,503
Total 1,570,543
Oman 1.6%
Oman Government International Bond
Series REGS, 6.000%, 08/01/29 200,000 203,506
Series REGS, 6.750%, 10/28/27 200,000 206,913
Series REGS, 5.625%, 01/17/28 400,000 402,001

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2025 (Unaudited)
Columbia Short Duration Bond ETF | 2025 13
Foreign Government Obligations
(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Oman Sovereign Sukuk Co.
Series REGS, 4.875%, 06/15/30 200,000 198,067
Total 1,010,487
Panama 0.6%
Panama Government International Bond
3.160%, 01/23/30 400,000 340,572
Philippines 1.2%
Philippine Government International Bond
9.500%, 02/02/30 140,000 167,436
3.750%, 01/14/29 200,000 191,372
2.457%, 05/05/30 200,000 176,610
ROP Sukuk Trust
Series REGS, 5.045%, 06/06/29 200,000 200,233
Total 735,651
Romania 0.8%
Romanian Government International Bond
Series REGS, 5.250%, 11/25/27 300,000 294,691
Series REGS, 5.875%, 01/30/29 200,000 196,344
Total 491,035
South Africa 1.3%
Eskom Holdings SOC Ltd.
Series REGS, 6.350%, 08/10/28 200,000 198,299
Republic of South Africa Government
International Bond
4.875%, 04/14/26 200,000 198,533
4.300%, 10/12/28 200,000 187,570
4.850%, 09/27/27 255,000 249,078
Total 833,480
United Arab Emirates 1.5%
DP World Crescent Ltd.
Series EMTN, 3.875%, 07/18/29 400,000 377,491
DP World Salaam
6.000%, (US 5 Year CMT T-Note +
5.750%), 01/01/74
(c)
200,000 199,312
Sharjah Sukuk Program Ltd.
3.234%, 10/23/29 200,000 180,146
Series EMTN, 4.226%, 03/14/28 200,000 192,397
Total 949,346
Total Foreign Government Obligations
(Cost $12,284,548) 12,268,910
Residential Mortgage-Backed Securities - Agency   9.9%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 9.9%
2.500%, 02/15/40
(e)
726,000 660,716
3.000%, 02/15/40
(e)
854,000 796,368
3.500%, 02/15/40
(e)
686,600 650,118
4.000%, 02/15/40
(e)
860,000 826,239
4.500%, 02/15/40
(e)
924,300 905,040
5.000%, 02/15/40
(e)
1,136,000 1,133,434
5.500%, 02/15/40
(e)
771,400 778,260
6.000%, 02/15/40
(e)
483,000 492,804
Total 6,242,979
Total Residential Mortgage-Backed
Securities - Agency
(Cost $6,174,537) 6,242,979
Treasury Bills   3.2%
Principal
Amount ($) Value ($)
United States 3.2%
Treasury Bills (continued)
Issue
Description
Principal
Amount ($) Value ($)
U.S Treasury Bill
4.309%, 02/27/25 2,000,000 1,994,354
Total Treasury Bills
(Cost $1,993,899) 1,994,354
Money Market Funds 7.1%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
4.230%
(f)
4,439,985 4,439,985
Total Money Market Funds
(Cost $4,439,985) 4,439,985
Total Investments in Securities
(Cost $68,719,034) 68,722,826
Other Assets & Liabilities, Net (5,761,991)
Net Assets 62,960,835

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2025 (Unaudited)
14 Columbia Short Duration Bond ETF | 2025
Notes to Portfolio of Investments
(a) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2025.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2025, the total value of these securities amounted to $10,025,032, which represents 15.92% of total net assets.
(c) Variable rate security. The interest rate shown was the current rate as of January 31, 2025.
(d) Principal and interest may not be guaranteed by a governmental entity.
(e) Represents a security purchased on a when-issued basis.
(f) The rate shown is the seven-day current annualized yield at January 31, 2025.
Abbreviation Legend
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT314_10_R01_(03/25)
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